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                             THE VANTAGEPOINT FUNDS

                              CORE BOND INDEX FUND
                              500 STOCK INDEX FUND
                            BROAD MARKET INDEX FUND
                          MID/SMALL COMPANY INDEX FUND
                           OVERSEAS EQUITY INDEX FUND

SUPPLEMENT DATED JANUARY 8, 2002 TO PROSPECTUS DATED MAY 1, 2001

This supplement provides new and additional information beyond that which is contained in the Prospectus and should be read in conjunction with such Prospectus.

Shareholders of the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund (each an "Index Fund" and collectively the "Index Funds") voted at a special shareholders' meeting held on December 19, 2001, to make certain changes to the investment objectives, investment policies and investment restrictions of the Funds. Each Index Fund is structured as a "feeder" fund that invests its assets in a Master Portfolio managed by Barclays Global Fund Advisors. These changes, which are reflected in the disclosure below, correspond to changes made to the Master Portfolios.

The following sentence is added to the last paragraph on page 8 of the section entitled "THE INDEX FUNDS."

        The investment objective of each Index Fund is non-fundamental and therefore can be changed without shareholder approval.

The benchmark index for the Core Bond Index Fund has been changed, and therefore the investment objective of the Core Bond Index fund found on page 8 of the prospectus has been changed to read:

        INVESTMENT OBJECTIVE - To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.

INVESTMENT LIMITATIONS

Investment limitation (c) found on page 31 is amended to read as follows:

        (c) All Funds, except Index Funds will not: borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets. An Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act, including the rules, regulations and any orders thereunder.



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The following information amends that found on page 34 under "Directors and
Officers"

        George Bissell resigned from the Board of Directors effective August 8, 2001

        Donna Gilding is now Chief Investment Officer at Progress Investment Management Company.

        At the Board of Directors meeting held on December 5, 2001 the Directors elected two new Directors:

        Peter Meenan who is currently the President and CEO of Babson United, Inc. and Babson United Investment Advisors. Prior to that he served as an Independent Consultant and was also at Citicorp from 1995-1999

        Howard Tipton is retired but formerly was the City Manager of Orlando, Florida. Mr. Tipton is an interested director as defined in the Investment Company Act of 1940 because he also serves as a director of ICMA Retirement Corporation (RC). The Adviser is a wholly-owned subsidiary of RC.

        Robin L. Wiessman no longer serves as a director of RC, but is still considered an interested person as defined in the Investment Company Act of 1940.



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                             THE VANTAGEPOINT FUNDS

                              CORE BOND INDEX FUND
                              500 STOCK INDEX FUND
                            BROAD MARKET INDEX FUND
                          MID/SMALL COMPANY INDEX FUND
                           OVERSEAS EQUITY INDEX FUND

SUPPLEMENT DATED JANUARY 8, 2002 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001, AS REVISED JUNE 15, 2001.

This supplement provides new and additional information beyond that which is contained in the SAI and should be read in conjunction with such SAI.

The section of the SAI entitled "FUND POLICIES AND INVESTMENT LIMITATIONS" found on page 8 is amended to reflect certain changes.

The following sentence is added to investment limitation #4

        An Index Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder as for purposes of this limitation for the Index Funds, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be making loans.

The "FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIOS" found on page 6 of the SAI are amended as follows:

Each Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. With respect to the International Index Master Portfolio, this limitation does not apply to foreign currency transactions including, without limitation, foreign currency contracts.

2. purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.


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3.   purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

4. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5. borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

6. make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

7. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase of the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph.

8. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit a Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in collateralized repurchase agreements, and provided further that : (a) the stock portion of the Bond Index, International Index, S&P 500 Index and U.S. Equity Index Master Portfolios reserve the right to concentrate in any industry in which the index that each respective Master Portfolio tracks become concentrated to the same degree during the same period.



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9.   deleted

10. with respect to the Bond Index and S&P 500 Index Master Portfolio only, purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.




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